Balance Sheets (Unaudited) - USD ($)	May 31, 2019	Aug. 31, 2018
Current assets
Cash and cash equivalents	$ 397,538	$ 0
Accounts receivable, net	19	0
Related party receivable	22,321	0
Inventory	13,240	26,164
Prepaid expenses	121,351	0
Total current assets	554,469	26,164
Non-current assets
Property and equipment, net	355,170	177,107
Operating lease right of use assets, net	501,302	0
Security Deposits	27,958	0
Total non-current assets	884,430	177,107
Total Assets	1,438,899	203,271
Current liabilities
Accounts payable and accrued liabilities	1,931,384	388,662
Operating lease liabilities - current	25,791	0
Other payable	9,197	0
Related party payable	2,919,712	1,084,691
Customer deposits	403	0
Total current liabilities	4,886,487	1,473,353
Non - current liabilities
Operating lease liabilities - non-current	475,511	0
Total non - current liabilities	475,511	0
Total Liabilities	5,361,998	1,473,353
Shareholders' Equity
Ordinary Shares	177,164	0
Accumulated deficit	(4,189,171)	(1,291,958)
Accumulated other comprehensive income	88,908	21,876
Total shareholders' equity	(3,923,099)	(1,270,082)
Total Liabilities and Shareholders' Equity	1,438,899	203,271
Adjustment
Current assets
Cash and cash equivalents	0	0
Related party receivable	(22,321)
Prepaid expenses	0
Other current assets		0
Total current assets	(22,321)	0
Non-current assets
Property and equipment, net	0	0
Operating lease right of use assets, net	0
Other non-current assets	0	0
Total non-current assets	0	0
Total Assets	(22,321)	0
Current liabilities
Accounts payable and accrued liabilities	0	0
Related party payable	(22,550)	0
Other current liabilities	0
Total current liabilities	(22,550)	0
Non - current liabilities
Operating lease liabilities - non-current	0
Total non - current liabilities	0
Total Liabilities	(22,550)	0
Shareholders' Equity
Preferred stock, Class A	8,500	8,500
Common stock	1,482,493	1,482,493
Ordinary Shares	(177,164)	0
Additional paid-in capital	(1,313,829)	(1,490,993)
Accumulated deficit	0	0
Accumulated other comprehensive income	229	0
Total shareholders' equity	229	0
Total Liabilities and Shareholders' Equity	(22,321)	0
Pro Forma
Current assets
Cash and cash equivalents	397,538	17,439
Accounts receivable, net	19
Related party receivable	0
Inventory	13,240
Prepaid expenses	121,351
Other current assets		26,164
Total current assets	532,148	43,603
Non-current assets
Property and equipment, net	355,170	185,311
Operating lease right of use assets, net	501,302
Other non-current assets	27,958	3,468
Total non-current assets	884,430	188,779
Total Assets	1,416,578	232,382
Current liabilities
Accounts payable and accrued liabilities	1,931,384	403,272
Related party payable	2,919,712	1,117,070
Other current liabilities	35,391
Total current liabilities	4,886,487	1,520,342
Non - current liabilities
Operating lease liabilities - non-current	475,511
Total non - current liabilities	475,511
Total Liabilities	5,361,998	1,520,342
Shareholders' Equity
Preferred stock, Class A	8,500	8,500
Common stock	1,488,833	1,488,833
Ordinary Shares	0	0
Additional paid-in capital	(1,288,369)	(1,465,533)
Accumulated deficit	(4,243,521)	(1,341,636)
Accumulated other comprehensive income	89,137	21,876
Total shareholders' equity	(3,945,420)	(1,287,960)
Total Liabilities and Shareholders' Equity	1,416,578	232,382
Cannis. inc
Current assets
Cash and cash equivalents	0	17,439
Related party receivable	0
Prepaid expenses	0
Other current assets		0
Total current assets	0	17,439
Non-current assets
Property and equipment, net	0	8,204
Operating lease right of use assets, net	0
Other non-current assets	0	3,468
Total non-current assets	0	11,672
Total Assets	0	29,111
Current liabilities
Accounts payable and accrued liabilities	0	14,610
Related party payable	22,550	32,379
Other current liabilities	0
Total current liabilities	22,550	46,989
Non - current liabilities
Operating lease liabilities - non-current	0
Total non - current liabilities	0
Total Liabilities	22,550	46,989
Shareholders' Equity
Preferred stock, Class A	0	0
Common stock	6,340	6,340
Ordinary Shares		0
Additional paid-in capital	25,460	25,460
Accumulated deficit	(54,350)	(49,678)
Accumulated other comprehensive income	0	0
Total shareholders' equity	(22,550)	(17,878)
Total Liabilities and Shareholders' Equity	0	29,111
CannisApp Sdn. Bhd
Current assets
Cash and cash equivalents	397,538	0
Accounts receivable, net	19
Related party receivable	22,231
Inventory	13,240
Prepaid expenses	121,351
Other current assets		26,164
Total current assets	554,469	26,164
Non-current assets
Property and equipment, net	355,170	177,107
Operating lease right of use assets, net	501,302
Other non-current assets	27,958	0
Total non-current assets	884,430	177,107
Total Assets	1,438,899	203,271
Current liabilities
Accounts payable and accrued liabilities	1,931,384	388,662
Related party payable	2,919,712	1,084,691
Other current liabilities	35,391
Total current liabilities	4,886,487	1,473,353
Non - current liabilities
Operating lease liabilities - non-current	475,511
Total non - current liabilities	475,511
Total Liabilities	5,361,998	1,473,353
Shareholders' Equity
Preferred stock, Class A	0	0
Common stock	0	0
Ordinary Shares	177,164	0
Additional paid-in capital	0	0
Accumulated deficit	(4,189,171)	(1,291,958)
Accumulated other comprehensive income	88,908	21,876
Total shareholders' equity	(3,923,099)	(1,270,082)
Total Liabilities and Shareholders' Equity	$ 1,438,899	$ 203,271